Summary of significant accounting policies - IFRS 16 Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases
Discount rate		9.15%
Prepayment		R$ 10,394
Additions	R$ 72,997
Write-offs	(21,703)
Amortization	(29,445)
Depreciation expense	(29,445)
Ending Balance	124,039
Exceptions to the standard for short-term and low-value contracts, recorded in rental expenses	522
Lease liabilities
Additions	66,154
Write-offs	(22,880)
Interest expense	(9,857)
Payments of lease liabilities	(18,845)
Ending Balance	126,082
Current lease liabilities	47,478
Non-current lease liabilities	R$ 78,604
Minimum
Leases
Depreciation rate, right-of-use assets	10.00%
Maximum
Leases
Depreciation rate, right-of-use assets	33.00%
Lease of property
Leases
Additions	R$ 14,269
Write-offs	(20,816)
Amortization	(10,895)
Ending Balance	73,482
Lease liabilities
Additions	14,913
Payments of lease liabilities	(14,445)
Ending Balance	76,995
Equipment rental
Leases
Additions	4,629
Write-offs	(37)
Amortization	(284)
Ending Balance	5,180
Lease liabilities
Additions	4,784
Payments of lease liabilities	(618)
Ending Balance	4,975
Lease of cloud
Leases
Additions	54,099
Write-offs	(850)
Amortization	(18,266)
Ending Balance	45,377
Lease liabilities
Additions	46,457
Payments of lease liabilities	(3,782)
Ending Balance	44,112
Increase (decrease) due to application of IFRS 16
Leases
Prepayment		(10,394)
Beginning Balance	102,190
Lease liabilities
Beginning Balance	91,796
Current lease liabilities		6,531
Non-current lease liabilities		85,265
After application of IFRS 16
Leases
Beginning Balance	102,190
Lease liabilities
Beginning Balance	91,796
Current lease liabilities		6,531
Non-current lease liabilities		R$ 85,265
After application of IFRS 16 | Lease of property
Leases
Beginning Balance	90,924
Lease liabilities
Beginning Balance	90,924
After application of IFRS 16 | Equipment rental
Leases
Beginning Balance	872
Lease liabilities
Beginning Balance	872
After application of IFRS 16 | Lease of cloud
Leases
Beginning Balance	R$ 10,394